Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Joint Ventures (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of joint ventures [Line Items]
Loss from continuing operations	$ 5,325	$ 157,837	$ (315,666)	$ 4,694
Aggregated individually immaterial joint ventures [Member]
Disclosure of joint ventures [Line Items]
Loss from continuing operations		0	(45,606)	(40,140)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		$ 0	$ (45,606)	$ (40,140)